SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details) - Future Adoption Of New Accounting Standard - IFRS 16 $ in Millions	Jan. 01, 2019 CAD ($)
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Lease liabilities	$ 400
Right-of-use assets	$ 400